Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reportable Segments

The following tables set forth certain financial information for each of the Company’s reportable segments for the periods indicated:

	Three Months Ended March 31,
	Successor 2025
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$147,690	$86,972	$(447)	$234,215
Cost of revenue	119,596	71,397	(447)	190,546
Gross profit	$28,094	$15,575	$—	$43,669
Depreciation and amortization	$17,877	$10,722	$—	$28,599
Total assets	$1,157,139	$1,023,141	$—	$2,180,280
Long-lived assets(1)	$114,711	$68,762	$—	$183,473
	Three Months Ended March 31,
	Predecessor 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$143,304	$80,155	$(397)	$223,062
Cost of revenue	106,308	61,303	(397)	167,214
Gross profit	$36,996	$18,852	$—	$55,848
Depreciation and amortization	$11,941	$7,152	$—	$19,093
Total assets	836,595	433,069	$—	1,269,664
Long-lived assets(1)	67,223	42,966	$—	110,189

(1)      Long-lived assets consists of plant, property and equipment as identified in “Note 6. Plant, Property, and Equipment”

The following tables set forth certain financial information for each of the Company’s reportable segments for the periods indicated:

	Successor
	July 30 to December 31, 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$267,136	$197,541	$(1,150)	$463,527
Cost of revenue	208,574	152,424	(1,150)	359,848
Gross profit	58,562	45,117	—	103,679
Depreciation and amortization	28,979	18,334	—	47,313
Total assets	1,172,900	1,034,839	—	2,207,739
Long-lived assets(1)	119,354	69,879	—	189,233
	Predecessor
	January 1 to July 29, 2024
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$363,474	$271,859	$(1,467)	$633,866
Cost of revenue	255,335	218,013	(1,467)	471,881
Gross profit	108,139	53,846	—	161,985
Depreciation and amortization	28,402	17,375	—	45,777
	Predecessor
	January 1 to December 31, 2023
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$643,847	$409,150	$(2,940)	$1,050,057
Cost of revenue	498,964	314,510	(2,940)	810,534
Gross profit	144,883	94,640	—	239,523
Depreciation and amortization	60,997	33,821	—	94,818
Total assets	745,925	516,690	—	1,262,615
Long-lived assets(1)	69,926	42,338	—	112,264
	Predecessor
	January 1 to December 31, 2022
	United States	Canada	Corporate & Eliminations	Total
Service revenue	$516,055	$416,042	$(3,771)	$928,326
Cost of revenue	403,463	325,683	(3,771)	725,375
Gross profit	112,592	90,359	—	202,951
Depreciation and amortization	53,236	33,201	—	86,437
Total assets	817,417	482,944	—	1,300,361
Long-lived assets(1)	87,941	46,259	—	134,200

(1)      Long-lived assets consists of plant, property and equipment as identified in “Note 7. Plant, Property, and Equipment”